Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Treasury Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shares (in shares) at Dec. 31, 2021		29,200,000	81,295,366	15,429,499
Beginning balance at Dec. 31, 2021	$ 3,064,712	$ 730,000	$ 813	$ (522,360)	$ 904,224	$ 2,000,854	$ (48,819)
Share-based compensation (in shares)			198,367
Share-based compensation	12,512		$ 2		12,510
Treasury share acquired (in shares)				9,065,286
Treasury shares acquired	(555,199)			$ (555,199)
Share repurchase to settle shareholder tax obligations (in shares)			(110,709)
Share repurchase to settle shareholder tax obligations	(6,824)		$ (1)		(6,823)
Net income (loss)	746,922					746,922
Other comprehensive income (loss)	$ 158,088						158,088
Common stock, dividends, per share, declared (in dollars per share)	$ 2.65
Common shares dividend declared	$ (163,736)					(163,736)
Preferred shares dividend declared	(52,112)					(52,112)
Ending balance, shares (in shares) at Dec. 31, 2022		29,200,000	81,383,024	24,494,785
Ending balance at Dec. 31, 2022	3,204,363	$ 730,000	$ 814	$ (1,077,559)	909,911	2,531,928	109,269
Share-based compensation (in shares)			138,727
Share-based compensation	7,305		$ 1		7,304
Treasury share acquired (in shares)				1,884,616
Treasury shares acquired	(125,661)			$ (125,661)
Share repurchase to settle shareholder tax obligations (in shares)			(81,190)
Share repurchase to settle shareholder tax obligations	(5,803)		$ (1)		(5,802)
Net income (loss)	474,089					474,089
Other comprehensive income (loss)	$ (23,700)						(23,700)
Common stock, dividends, per share, declared (in dollars per share)	$ 2.10
Reclassification of share-based awards to a liability	$ (16,109)				(16,109)
Return of capital to Parent	(408,190)					(408,190)
Common shares dividend declared	(117,184)					(117,184)
Preferred shares dividend declared	(52,112)					(52,112)
Cancellation of Common Stock (in shares)			(81,440,561)
Cancellation of Common Stock	0		$ (814)		814
Cancellation of Treasury Stock (in shares)				(26,379,401)
Cancellation of Treasury Stock	0			$ 1,203,220	(1,203,220)
Issuance of Common stock to Parent (in shares)			101,158,891
Issuance of Common stock to Parent	0		$ 1,012		(1,012)
Ending balance, shares (in shares) at Dec. 31, 2023		29,200,000	101,158,891	0
Ending balance at Dec. 31, 2023	2,936,998	$ 730,000	$ 1,012	$ 0	(308,114)	2,428,531	85,569
Net income (loss)	518,195					518,195
Other comprehensive income (loss)	7,774						7,774
Return of capital to Parent	(605,542)					(605,542)
Contributed capital from Parent for executive compensation	3,840				3,840
Common shares dividend declared	(600,000)
Preferred shares dividend declared	(52,112)					(52,112)
Ending balance, shares (in shares) at Dec. 31, 2024		29,200,000	101,158,891	0
Ending balance at Dec. 31, 2024	$ 2,809,153	$ 730,000	$ 1,012	$ 0	$ (304,274)	$ 2,289,072	$ 93,343